financial instruments - Credit risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	CAD 2,156	CAD 1,920
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	509	432
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	1,623	1,471
Derivatives
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	CAD 24	CAD 17